LONG TERM LOAN	9 Months Ended
Sep. 30, 2023
Borrowings [abstract]
LONG TERM LOAN

NOTE 9 – LONG TERM LOAN

During the year ended December 31, 2020, the Company secured a term loan with a principal amount of $175,901 (NIS 500,000) from an Israeli bank. The loan bears interest at the rate of 3.14% per annum and matures on September 18, 2025. The loan is subject to 48 monthly payments commencing October 18, 2021. $8,795 (NIS 25,000) was deposited in the bank as security for the loan.

BYND CANNASOFT ENTERPRISES INC.

Consolidated Interim Statements of Cash Flows

For the nine months ended September 30, 2023 and 2022

(Expressed in Canadian dollars)

(Unaudited)

NOTE 9 – LONG TERM LOAN (continued)

The activities of the long term loan during the nine month ended September 30, 2023 are as follows:

	September 30, 2023	December 31, 2022
Balance, opening	$135,971	$192,651
Repayments	(34,199)	(46,561)
Interest expense, accrued	2,658	4,977
Translation difference	(11,602)	(15,096)
Balance, ending	92,828	135,971
Less:
Long term loan – current portion	44,635	47,740
Long term loan	$48,193	$88,231

The undiscounted repayments for each of the next three years and in the aggregate are:

Year ended	Amount
December 31, 2023	$13,184
December 31, 2024	44,982
December 31, 2025	34,662
$92,828